Income tax - Measurement of results for tax purposes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expenses
Current year	$ 26.0	$ 1,360.4	$ 892.8
Taxes in respect of previous years	2.5	(2.6)	(2.0)
Total current tax expenses	28.5	1,357.8	890.8
Deferred tax expenses
Origination and reversal of temporary differences	(156.1)	40.5	119.6
Total income taxes in income statements	$ (127.6)	$ 1,398.3	$ 1,010.4